Revenue	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Revenue [Text Block]

10. Revenue

In July 2019, the Company entered into a right-to-use license agreement for one of its small molecule compounds, with initial license fees of $99. Sales-based royalties, anniversary payments, and milestone payments will be recognized when incurred in future periods.

For the year ended December 31, 2019, the Company recognized licensing revenues of $124 (2018 – $nil).